Accumulated Other Comprehensive Loss - Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	$ (558)	$ (558)
Balance, beginning of year	(558)
Net unrealized loss	(244)	(103)
Balance, end of year	(1,470)	(558)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	(255)	454
Balance, beginning of year	(255)	454
Net unrealized loss	(798)	(681)
Repurchase of shares under normal course issuer bids [note 21]	11	(28)
Balance, end of year	(1,042)	(255)
Accumulated Net (Loss) Gain from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	(113)	(20)
Balance, beginning of year	(113)	(20)
Net unrealized loss	(244)	(103)
Reclassification of net loss to net income	95	10
Balance, end of year	(262)	(113)
Accumulated Net Unrealized Loss On Other Long Term Liabilities [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	(186)	(117)
Balance, beginning of year	(186)	(117)
Net unrealized gain (loss)	14	(72)
Reclassification of net loss to net income	7	3
Balance, end of year	(165)	(186)
Accumulated Net Unrealized Loss on Available-for-Sale investments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Total accumulated other comprehensive loss	(4)	(4)
Balance, beginning of year	(4)	(4)
Net unrealized loss	3
Balance, end of year	$ (1)	$ (4)